Weighted-Average Assumptions used to Determine Net Periodic Benefit Costs (Detail)	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.10%		2.30%		2.20%
Expected return on plan assets	3.00%		2.90%		3.60%
Rate of compensation increase		[1]		[1]	2.70%
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.20%		5.50%		6.50%
Expected return on plan assets	6.50%		5.90%		6.50%
Rate of compensation increase	3.50%		4.00%		3.20%

[1]	As of March 31, 2011 and 2012, substantially all of Sony's Japanese pension plans were point-based. Point-based plans do not incorporate a measure of compensation rate increases.